1
The Gabelli Global Growth Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 93 .8%
INFORMATION TECHNOLOGY - SEMICONDUCTORS,
HARDWARE, AND EQUIPMENT — 20 .9%
11,325 Amphenol Corp. , Cl. A .............................. $ 1,430,914
24,300 Apple Inc. ................................................ 6,167,097
5,500 Applied Materials Inc. ............................... 1,879,845
3,550 ASML Holding NV .................................... 4,688,946
19,400 Broadcom Inc. ......................................... 6,004,494
10,200 Keyence Corp. .......................................... 3,630,255
73,500 NVIDIA Corp. ........................................... 12,818,400
36,619,951
INDUSTRIALS — 17 .5%
11,390 Eaton Corp. plc ......................................... 4,073,861
32,000 FANUC Corp. ............................................ 1,115,422
8,400 GE Vernova Inc. ........................................ 7,332,360
17,350 General Electric Co. .................................. 4,923,409
7,800 Howmet Aerospace Inc. ............................ 1,797,588
600 Rheinmetall AG ........................................ 1,012,072
36,300 Saab AB , Cl. B .......................................... 2,375,827
13,500 Schneider Electric SE ................................ 3,677,152
8,800 Trane Technologies plc ............................. 3,667,312
4,200 Waste Connections Inc. ............................ 682,248
30,657,251
FINANCIALS — 14 .9%
6,500 Aon plc , Cl. A ........................................... 2,098,070
11,055 Chubb Ltd. ............................................... 3,603,156
169,000 Investor AB , Cl. B ..................................... 6,400,831
25,500 KKR & Co. Inc. ......................................... 2,358,750
6,700 Mastercard Inc. , Cl. A ............................... 3,347,722
2,500 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen ................ 1,578,853
4,020 S&P Global Inc. ........................................ 1,709,867
17,000 Visa Inc. , Cl. A .......................................... 5,138,080
26,235,329
COMMUNICATION SERVICES — 12 .0%
16,200 Alphabet Inc. , Cl. A ................................... 4,658,472
12,720 Alphabet Inc. , Cl. C ................................... 3,648,859
7,600 Meta Platforms Inc. , Cl. A ......................... 4,348,188
59,700 Netflix Inc. † .............................................. 5,740,155
5,425 Spotify Technology SA † ............................ 2,630,637
21,026,311
HEALTH CARE — 9 .6%
35,000 Boston Scientific Corp. † ........................... 2,196,250
8,320 Eli Lilly & Co. ........................................... 7,652,486
5,550 Intuitive Surgical Inc. † .............................. 2,558,495
8,480 Stryker Corp. ............................................ 2,786,443
3,450 Thermo Fisher Scientific Inc. ..................... 1,695,779
16,889,453
Shares
Market
Value
INFORMATION TECHNOLOGY - SOFTWARE AND
SERVICES — 8 .2%
4,330 Cadence Design Systems Inc. † ................. $ 1,203,177
4,230 CrowdStrike Holdings Inc. , Cl. A † ............. 1,651,434
2,910 Intuit Inc. ................................................. 1,258,226
19,900 Microsoft Corp. ........................................ 7,366,383
10,500 Oracle Corp. ............................................. 1,544,655
13,350 ServiceNow Inc. † ..................................... 1,395,743
14,419,618
CONSUMER DISCRETIONARY — 8 .2%
37,700 Amazon.com Inc. † ................................... 7,851,779
2,000 Christian Dior SE ...................................... 1,044,828
4,300 LVMH Moet Hennessy Louis Vuitton SE .... 2,350,593
350 MercadoLibre Inc. † .................................. 605,157
6,800 Tesla Inc. † ................................................ 2,527,900
14,380,257
CONSUMER STAPLES — 1 .4%
5,950 L'Oreal SA ................................................ 2,429,328
MATERIALS — 1 .1%
3,900 Linde plc .................................................. 1,933,464
TOTAL COMMON STOCKS ........................ 164,590,962
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 6 .2%
$ 11,019,000 U.S. Treasury Bills,
3.597 % to 3.703% †† ,
04/16/26 to 09/03/26 ............................ 10,959,599
TOTAL INVESTMENTS — 100.0%
(Cost $ 80,883,054 ) ............................... $ 175,550,561
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 73 .2% $ 128,491,170
Europe .............................. 23 .7 41,631,466
Japan ............................... 2 .7 4,745,677
Canada .............................. 0 .4 682,248
100.0% $ 175,550,561